CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred shares, par value	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,000,000		1,000,000
Preferred shares, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class A ordinary shares
Temporary equity, shares outstanding	51,750,000	51,750,000	51,750,000
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	400,000,000		400,000,000
Ordinary shares, shares issued	51,750,000
Ordinary shares, shares outstanding	51,750,000
Class A ordinary shares | Not subject to redemption [Member]
Ordinary shares, shares issued	0		0
Ordinary shares, shares outstanding	0		0
Class B ordinary shares
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	40,000,000		40,000,000
Ordinary shares, shares issued	12,937,500		12,937,500
Ordinary shares, shares outstanding	12,937,500		12,937,500